Accumulated Other Comprehensive Income - Reclasses Out Of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income [Abstract]
Balance	$ 330.6	$ 473.8	$ 779.5
Other comprehensive loss	(15.8)	(103.4)	(181.5)
Balance	354.8	330.6	473.8
Benefit Plan Adjustments
Accumulated Other Comprehensive Income [Abstract]
Balance	(570.5)	(571.7)	(478.0)
Other comprehensive income (loss) before reclassifications	(22.8)	(36.7)	(153.1)
Amounts reclassified from accumulated other comprehensive loss	33.7	37.9	59.4
Other comprehensive loss	10.9	1.2	(93.7)
Acquisitions of noncontrolling interests		0.0
Balance	(559.6)	(570.5)	(571.7)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income [Abstract]
Balance	(322.6)	(222.1)	(141.5)
Other comprehensive income (loss) before reclassifications	(26.4)	(105.9)	(82.2)
Amounts reclassified from accumulated other comprehensive loss	(0.1)	5.7	1.6
Other comprehensive loss	(26.5)	(100.2)	(80.6)
Acquisitions of noncontrolling interests		(0.3)
Balance	(349.1)	(322.6)	(222.1)
Unrealized Gains (Losses) on Available-for-Sale Securities
Accumulated Other Comprehensive Income [Abstract]
Balance	1.1	1.4	1.6
Other comprehensive income (loss) before reclassifications	0.2	0.4	0.1
Amounts reclassified from accumulated other comprehensive loss	(0.3)	(0.7)	(0.3)
Other comprehensive loss	(0.1)	(0.3)	(0.2)
Acquisitions of noncontrolling interests		0.0
Balance	1.0	1.1	1.4
Gains (Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income [Abstract]
Balance	0.1	0.4	0.6
Other comprehensive income (loss) before reclassifications	(1.2)	3.3	0.7
Amounts reclassified from accumulated other comprehensive loss	1.8	(3.6)	(0.9)
Other comprehensive loss	0.6	(0.3)	(0.2)
Acquisitions of noncontrolling interests		0.0
Balance	0.7	0.1	0.4
AOCI Attributable to Parent
Accumulated Other Comprehensive Income [Abstract]
Balance	(891.9)	(792.0)	(617.3)
Other comprehensive income (loss) before reclassifications	(50.2)	(138.9)	(234.5)
Amounts reclassified from accumulated other comprehensive loss	35.1	39.3	59.8
Other comprehensive loss	(15.1)	(99.6)	(174.7)
Acquisitions of noncontrolling interests		(0.3)
Balance	$ (907.0)	$ (891.9)	$ (792.0)